Consolidated Statements of Changes in Equity (Parenthetical) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Dividends declared (CAD per share)	CAD 1.65	CAD 1.55